Property, Plant and Equipment - Schedule of Movements of Accumulated Depreciation of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	$ 95,564	$ 130,579
Ending, balances	95,080	95,564
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	43,065	83,151
Ending, balances	50,222	43,065
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	32,607	25,160
Ending, balances	27,551	32,607
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	19,892	22,268
Ending, balances	17,307	19,892
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(100,910)	(103,693)
Depreciation for the year	(21,169)	(20,659)
Sales and/or disposals for the year	8,585	11,462
Exchange differences	(2,894)	(2,575)
Reclassification from assets held for sale	6,829	14,583
Impairment	(728)	(28)
Others	564
Ending, balances	(123,381)	(100,910)
Accumulated Depreciation [Member] | Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(22,778)	(35,330)
Depreciation for the year	(7,814)	(7,833)
Sales and/or disposals for the year	2,884	6,796
Exchange differences	(79)	(883)
Reclassification from assets held for sale	6,829	14,472
Impairment	(241)
Others	(4,211)
Ending, balances	(39,068)	(22,778)
Accumulated Depreciation [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(47,776)	(39,858)
Depreciation for the year	(9,026)	(9,182)
Sales and/or disposals for the year	3,622	2,237
Exchange differences	(2,110)	(987)
Reclassification from assets held for sale		42
Impairment	(11)	(28)
Others	1,429
Ending, balances	(53,872)	(47,776)
Accumulated Depreciation [Member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(30,356)	(28,505)
Depreciation for the year	(4,329)	(3,644)
Sales and/or disposals for the year	2,079	2,429
Exchange differences	(705)	(705)
Reclassification from assets held for sale		69
Impairment	(476)
Others	3,346
Ending, balances	$ (30,441)	$ (30,356)